Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Blade Therapeutics, Inc. [Member]
Common Stock (Tables) [Line Items]
Schedule of common stock, on an as-converted basis for issuance
	December 31,
	2020	2021
Convertible preferred stock	83,044,690	83,044,690
Common stock options issued and outstanding under the Stock Option Plan	17,468,983	21,552,842
Convertible Notes	30,830,292	49,776,337
Remaining shares available for issuance under the Stock Option Plan	5,151,841	3,120,537
Warrants outstanding(1)	2,746,131	5,790,354
Total outstanding common stock and options and remaining shares available	139,241,937	163,284,760